Leases (Details) $ in Thousands		1 Months Ended
	Mar. 01, 2020	Mar. 29, 2019	Mar. 31, 2022 USD ($) m²	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Leases (Details) [Line Items]
Expire date	February 2023
Lease, description		the Group entered into a lease agreement for factory space located in Yangon, Myanmar that expire in March 2069. The lease for the factory space has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period. Kayer Myanmar is obligated under the lease to make monthly lease payment equal to 10 million Myanmar Kyat (equivalent to $5.8 per month as of March 31, 2022)
Prepaid rent | $						$ 950
Unconditional government subsidy for factory space and dormitories | $				$ 66	$ 289
Minimum [Member]
Leases (Details) [Line Items]
Total leased space (in Square Meters) | m²			1,000
Maximum [Member]
Leases (Details) [Line Items]
Total leased space (in Square Meters) | m²			14,800